Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net loss	$ (3,088,000)	$ (7,371,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	1,000	6,000
Amortization of other assets	211,000	210,000
Non-cash stock-based compensation, including stock options and restricted stock	489,000	$ 530,000
Non-employee stock-based compensation	68,000
Change in fair value of warrant liability	(2,099,000)	$ 4,277,000
Warrant modification expense	$ 1,761,000
Inventory reserve		$ 59,000
Allowance for doubtful accounts	$ 15,000
Amortization of debt discount		320,000
Gain on foreign currency transactions	$ (7,000)	(48,000)
(Increase) decrease in operating assets:
Accounts receivable	(302,000)	12,000
Inventory	(405,000)	(82,000)
Prepaid expenses and other current assets	(144,000)	21,000
Increase (decrease) in operating liabilities:
Accounts payable	(176,000)	(190,000)
Accrued expenses	(69,000)	(23,000)
Deferred revenue	(70,000)	(216,000)
Net cash used in operating activities	(3,815,000)	$ (2,495,000)
Investing activities
Purchases of property and equipment	(13,000)
Net cash used in investing activities	(13,000)
Financing activities
Proceeds from issuance of common stock	$ 1,340,000	$ 4,866,000
Proceeds from issuance of senior secured notes		1,572,000
Proceeds from exercise of warrants	$ 2,451,000	15,000
Payment of senior secured notes		(3,250,000)
Net cash provided by financing activities	$ 3,791,000	3,203,000
Effect of exchange rates on cash	1,000	(3,000)
Net increase (decrease) in cash	(36,000)	705,000
Cash, beginning of year	1,284,000	579,000
Cash, end of year	1,248,000	1,284,000
Supplemental disclosure of cash flow information
Cash paid for interest expense	43,000	188,000
Cash paid for income taxes	5,000	$ 6,000
Supplemental disclosure of noncash financing activities
Deemed dividend as a result of warrant modification	(73,000)
Issuance of common stock as commitment fee	163,000
Extinguishment of warrant liability	5,287,000
Restricted stock issued to settle liability	$ 36,000